Plant and equipment, net - Plant and equipment (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Plant and equipment
Plant and equipment, gross	$ 7,788,998	$ 8,674,639
Less: accumulated depreciation	(4,307,253)	(4,125,427)
Total	3,455,993	3,335,229
Buildings
Plant and equipment
Plant and equipment, gross	3,393,212	3,950,375
Automobile
Plant and equipment
Plant and equipment, gross	165,628	118,487
Electronic devices
Plant and equipment
Plant and equipment, gross	3,691,929	3,808,900
Office equipment
Plant and equipment
Plant and equipment, gross	42,595	34,105
Leasehold improvements
Plant and equipment
Plant and equipment, gross		762,772
Construction-in-progress
Plant and equipment
Plant and equipment, gross	495,634	0
Continuing operations
Plant and equipment
Total	3,455,993	3,335,229
Discontinued operations
Plant and equipment
Total	25,752	1,213,983
Continued And Discontinued Operations [Member]
Plant and equipment
Total	$ 3,481,745	$ 4,549,212